Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 329,099	$ 328,679
Pension and OPEB	48,586	43,638
Acquisition-related costs	1,420	1,601
Environmental obligation	14,790	14,803
Reserves and other non-deductible costs	20,517	30,652
Regulatory liabilities	161,560	154,597
Financial derivatives	12,831
Other	10,425	16,384
Total deferred income tax assets	599,228	597,961
Less valuation allowance	(28,018)	(19,951)
Total deferred tax assets	571,210	578,010
Deferred tax liabilities:
Property, plant and equipment	(653,962)	(668,083)
Intangible assets	(7,247)	(7,157)
Outside basis in partnership	(167,659)	(125,519)
Regulatory accounts	(113,758)	(114,062)
Financial derivatives	0	(980)
Other	(314)	0
Total deferred tax liabilities	(942,940)	(915,801)
Net deferred tax liabilities	(371,730)	(337,791)
Deferred tax assets	72,415	61,357
Deferred tax liabilities	$ (444,145)	$ (399,148)